SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of consolidation

(a)   Principles of consolidation

The consolidated financial statements include the financial statements of TCTM, its wholly-owned subsidiaries, and VIEs which TCTM is the primary beneficiary. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders. A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of estimates

(b)   Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include goodwill impairment and long-term investments, the allowance for credit losses of amounts due from related parties, prepaid expenses and other current assets and other non-current assets, the realizability of deferred income tax assets, the accruals for other contingencies, the useful lives of property and equipment and the recoverability of the carrying amounts of property and equipment and right-of-use assets. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

The preparation of these financial statements requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, expenses, and related disclosure of contingent assets and liabilities. On an on-going basis, the Company evaluates its estimates based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

Discontinued operation

(c)   Discontinued operation

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held-for-sale; (2) the component of an entity or group of components of an entity is disposed of by sale; (3) the component of an entity or group of components of an entity is disposed of other than by sale.

For any component classified as held for sale or disposed of by sale or other than by sale that qualify for presentation as a discontinued operation in the period, the Company has reclassified certain comparative balances in the consolidated balance sheet as of December 31, 2022 and certain comparative amounts in the consolidated statements of operations for the years ended December 31, 2021 and 2022 to conform to the current year’s presentation. The results of discontinued operations for the years ended December 31, 2022, and 2021 have been reflected separately in the consolidated statement of operations as a single line item for all periods presented in accordance with U.S. GAAP. Cash flows from discontinued operations of the three categories for the years ended December 31, 2022 and 2021 were separately presented in the consolidated statements of cash flows for all periods presented in accordance with U.S. GAAP.

Foreign currency

(d)   Foreign currency

The functional currency of TCTM and Tarena Hong Kong Limited (“Tarena HK”) is the USD. The functional currency of Techarena Canada Inc. is the Canadian Dollar (“CAD”). The functional currency of Taiwan Tarena Counseling Software Co., Ltd. is the Taiwan New Dollar (“TWD”). The functional currency of TCTM’s PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIE is the RMB. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rate at the balance sheet date. The resulting exchange differences are recorded in foreign currency exchange loss in the consolidated statements of comprehensive loss.

Assets and liabilities of entities with functional currencies other than RMB are translated into RMB using the exchange rate on the balance sheet date. Revenues and expenses are translated into RMB at average rates prevailing during the reporting period. The resulting foreign currency translation adjustment are recorded in accumulated other comprehensive loss within shareholders’ equity.

Since the RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

Cash, cash equivalents, restricted cash and time deposits

(e)   Cash, cash equivalents, restricted cash and time deposits

Cash consists of cash in bank and deposits placed in third party payment processors of Alipay, Wechat wallet and Baidu wallet, which are unrestricted as to withdrawal.

Time deposits, which mature within one year as of the balance sheet date, represent interest-bearing certificates of deposit with an initial term of greater than three months when purchased. Time deposits which mature over one year as of the balance sheet date are included in non-current assets.

As of December 31, 2023, restricted cash was the cash deposits in the escrow account as required by the local education committee.

Cash, cash equivalents, time deposits and restricted cash maintained generated from continuing operations at financial institutions consist of the following:

	December 31,
	2022	2023
	RMB	RMB
RMB denominated bank deposits with financial institutions in the PRC	195,774	220,864
US dollar denominated bank deposits with financial institutions in the PRC	354	360
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	574	4,519
HK dollar denominated bank deposits with financial institutions in HK SAR	37	48
RMB denominated bank deposits with a financial institution in HK SAR	797	114
US dollar denominated bank deposits with a financial institution in the U.S.	251	255
USD denominated bank deposits with a financial institution in Canada	—	2
CAD denominated bank deposits with financial institutions in HK SAR	2	—
CAD denominated bank deposits with a financial institution in Canada	844	1,402
Total	198,633	227,564

To limit exposure to credit risk relating to bank deposits, the Company primarily places bank deposits only with large financial institutions in the PRC, HK SAR, Canada and the U.S.

Prepaid expenses and other current assets

(f)   Prepaid expenses and other current assets

Prepaid expenses and other current assets primarily represent prepaid deposits, advance to suppliers, inventories, prepaid rental expenses and so on. Prepaid expenses and other current assets which are due over one year as of the balance sheet date are presented as other non-current assets. The Company maintains an allowance for credit losses for the part that is not expected to be recovered. In establishing the allowance, management considers overdue employee loan upon the use of the Current Expected Credit Loss Model (“CECL Model”) in accordance with ASC Topic 326. Prepaid expenses and other current assets that are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There is a time lag between when the Company estimates a portion of or the entire account balances to be uncollectible and when a write off of the account balances is taken. The Company takes a write off of the account balances when the Company can demonstrate all means of collection on the outstanding balances have been exhausted.

Property and equipment

(g)   Property and equipment

Property and equipment are recorded at cost. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets. The estimated useful life of property and equipment is as follows:

Furniture	5 years
Office equipment	3 to 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Ordinary maintenance and repairs are charged to expenses as incurred, while replacements and betterments are capitalized. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value of the item disposed of and proceeds realized thereon. Property and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. Recoverability of a long-lived asset or asset group to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying value of an asset or asset group exceeds its estimated undiscounted future cash flows, an impairment loss is recognized by the amount that the carrying value exceeds the estimated fair value of the asset or asset group. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Assets to be disposed of are reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated. No impairment of long-lived assets was recognized for any of the years presented.

Goodwill

(h)   Goodwill

In January 2017, the FASB issued ASU 2017-04, simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The Company adopted this guidance on a prospective basis on January 1, 2020 with no material impact on its consolidated financial statements and related disclosures as a result of adopting the new standard.

The Company assess goodwill for impairment on annual basis in accordance with ASC 350-20, Intangibles – Goodwill and Other: Goodwill, which permits the Company to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test. If this is the case, the quantitative goodwill impairment test is required. If it is more likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the quantitative goodwill impairment test is not required.

Quantitative goodwill impairment test is used to identify both the existence of impairment and the amount of impairment loss, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired. If the fair value of the reporting unit is less than its carrying amount, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

The Company performs the annual goodwill impairment assessment using qualitative impairment test on December 31, 2023 and no impairment recorded for the years ended 2023.

Long-term investments

(i)   Long-term investments

●	Equity investments without readily determinable fair values

Equity investments without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes in accordance with ASC Topic 321, Investments – Equity Securities.

●	Equity method investments

For an investee company over which the Company has the ability to exercise significant influence, but does not have a controlling interest, the Company accounted for those using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%.

Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity investment is recognized in the consolidated statements of comprehensive (loss) income; and the Company’s share of post-acquisition movements in equity is recognized in equity in the consolidated balance sheets. Unrealized gains on transactions between the Company and an entity in which it has recorded an equity investment are eliminated to the extent of the Company’s interest in the entity. To the extent of the Company’s interest in the investment, unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in an entity in which it has recorded an equity investment equal or exceeds the Company’s interest in the entity, it does not recognize further losses, unless it has incurred obligations or made payments on behalf of the equity investee.

The Company evaluates the equity method investments for impairment. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Revenue recognition

(j)   Revenue recognition

The Company evaluated and recognized revenue based on the five steps set forth in ASC 606 by:

●	identifying the contract(s) with the customer;
●	identifying the performance obligations in the contract;
●	determining the transaction price;
●	allocating the transaction price to performance obligations in the contract; and
●	recognizing revenue as each performance obligation is satisfied through the transfer of a promised good or service to a customer (i.e., “transfer of control”).

These criteria as they relate to each of the following major revenue generating activities are described below. Revenue is presented net of value added taxes (“VAT”) at rates ranging between 1% and 13%, and surcharges. VAT to be collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the tax authorities.

Tuition revenue

The Company provides IT related training courses to IT-focused supplementary STEM education services.

The contract of tuition service is accounted for as a single performance obligation which is satisfied proportionately over the service period. Tuition fees are recognized as revenue proportionately as the training courses are delivered, with unearned portion of tuition fees being recorded as deferred revenue.

Refunds are provided to students if they withdraw from classes, and usually only those unearned portions of the fee which is available will be refunded. A refund liability represents the amounts of consideration received but are not expected to be entitled to earn, and thus are not included in the transaction price because these amounts are expected to be eventually refunded to students. The Company determines the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method. Reclassification was made from deferred revenue to refund liabilities, which was recorded under accrued expenses and other current liabilities.

Certification service revenue

The Company provides certification service to students who complete the training course and enroll for the exams. The Company is responsible for the certification service, including organization, proctoring and grading of exams, and providing the certificates to students. All certificates are issued by third parties to the students who pass the exam.

The Company is the principal to end customers. The Company acts as the principal in providing the certificate service to the students and recognizes revenue on gross basis because the Company is able to determine the price, acts as the main obligor in the arrangement, and, is responsible for fulfilling the services ordered by the students. Cash received before the students receive the certificates is recorded as deferred revenue.

Each contract of certification service is accounted for as a single performance obligation which is satisfied at a point in time. The performance obligation is satisfied when the certificates are provided to the students and the consideration are received, then the received consideration is recognized as certification service revenue.

Net revenues from continuing operations recognized under ASC Topic 606 for the years ended December 31, 2021, 2022 and 2023 consist of the following:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Tuition fee	1,223,760	1,384,602	1,372,460
Certification service fee	4,184	13,158	3,482
Others	11,594	4,993	2,885
Business taxes and surcharges	(3,265)	(2,909)	(3,635)
Total net revenues	1,236,273	1,399,844	1,375,192

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Timing of revenue recognition
Services transferred at a point in time	15,736	18,113	6,350
Services transferred over time	1,220,537	1,381,731	1,368,842
Total net revenues	1,236,273	1,399,844	1,375,192

Contract liability

The Company does not have amounts of contract assets since the Company transfers the promised services to customers and have the billing right or after the customers pay consideration.

The contract liabilities consist of deferred revenue, which represent the Company has received consideration but has not satisfied the related performance obligations. The revenue recognized from continuing operations for years ended December 31, 2022 and 2023 that was previously included in the deferred revenue balances as of December 31, 2021 and December 31, 2022 was RMB989,572 and RMB902,011, respectively.

The Company’s deferred revenue from continuing operations amounted to RMB1,314,877 and RMB1,210,536 as of December 31, 2022 and 2023, respectively.

The Company has selected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations in contracts that have an original expected length of one year or less.

Cost of revenues

(k)   Cost of revenues

Cost of revenues consists of payroll and employee benefits, rent expenses of learning centers, depreciation relating to property and equipment used for operating the learning centers, and other operating costs that are directly attributed to the provision of training services.

Selling and marketing expenses

(l)   Selling and marketing expenses

Selling and marketing expenses are expensed as incurred. Selling and marketing expenses primarily consist of compensation expenses relating to personnel involved in selling and marketing, including enrollment advisors and university cooperation representatives based at learning centers, advertising expenses relating to marketing activities, and, to a lesser extent, rental expenses relating to selling and marketing functions. Among them, advertising costs were RMB77,948, RMB42,015 and RMB43,480 for the years ended December 31, 2021, 2022 and 2023, respectively.

Operating lease

(m)   Operating leases

The Company adopted Accounting Standards Update (“ASU”) 2016-02 Leases (“ASC 842”) as of January 1, 2019, using the non-comparative transition option pursuant to ASU 2018-11. Therefore, the Company has not restated comparative period financial information for the effects of ASC 842, and will not make the new required lease disclosures for comparative periods beginning before January 1, 2019. The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things (i) allowed the Company to carry forward the historical lease classification; (ii) did not require the Company to reassess whether any expired or existing contracts are or contain leases; (iii) did not require the Company to reassess initial direct costs for any existing leases.

The Company identifies lease as a contract, or part of a contract, that conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. For all operating leases except for short-term leases, the Company recognizes operating right-of-use assets and operating lease liabilities. Leases with an initial term of 12 months or less are short-term lease and not recognized as right-of-use assets and lease liabilities on the consolidated balance sheet. The Company recognizes lease expense for short-term leases on a straight-line basis over the lease term. The operating lease liabilities are recognized based on the present value of the lease payments not yet paid, discounted using the Company’s incremental borrowing rate over a similar term of the lease payments at lease commencement. Some of the Company’s lease agreements contain renewal options; however, the Company do not recognize right-of-use assets or lease liabilities for renewal periods unless it is determined that the Company is reasonably certain of renewing the lease at inception or when a triggering event occurs. The right-of-use assets consist of the amount of the measurement of the lease liabilities and any prepaid lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Government grant

(n)   Government grant

Government grant is recognized when there is reasonable assurance that the Company will comply with the conditions attached to it and the grant will be received. Government grant for the purpose of giving immediate financial support to the Company with no future related costs or obligation is recognized in the Company’s consolidated statements of comprehensive (loss) income when the grant becomes receivable. Government grants of RMB1,293, RMB5,303 and RMB724 were recognized and included in other income for the years ended December 31, 2021, 2022 and 2023, respectively.

Research and development expense

(o)   Research and development costs

Research and development costs are expensed as incurred. Research and development expenses primarily consist of a portion of the personnel costs of instructors as determined based on the amount of time that they devote to research and development-related activities, as well as the personnel costs of software engineers. Research and development expenses were RMB40,311, RMB20,248 and RMB11,654 for the years ended December 31, 2021, 2022 and 2023, respectively.

Employee benefits

(p)   Employee benefits

Pursuant to relevant PRC regulations, the Company is required to make contributions to various defined contribution plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at rates ranging from 16.3% to 26.5% on a standard salary base as determined by local social security bureau. Contributions to the defined contribution plans are charged to the consolidated statements of comprehensive (loss) income when the related service is provided. For the years ended December 31, 2021, 2022 and 2023, the costs of the Company’s obligations to the defined contribution plans for employees from continuing and discontinued operation amounted to RMB133,012, RMB133,013, and RMB119,548, respectively. The Company has no other obligation for the payment of employee benefits associated with these plans beyond the contributions described above.

Income taxes

(q)   Income taxes

The Company follows the asset and liability method in accounting for income taxes in accordance to ASC Topic 740 “Taxation” (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Company adopted ASC 740 to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements. The Company recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company has elected to classify interest and penalties related to an unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss. For the year ended December 31, 2023, there were no uncertain tax positions and the Company does not expect that the position of unrecognized tax benefits will materially change within the next twelve months.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC authorities generally have up to five years to assess underpaid tax plus penalties and interest for PRC entities’ tax filings. In case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities remain subject to examination by the tax authorities based on above.

Share based compensation

(r)   Share based compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, net of estimated forfeitures, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date. Forfeiture rates are estimated based on historical of employee turnover rates.

Commitments and contingencies

(s)   Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Loss per share

(t)   (Loss) Earnings per share

Basic (loss) earnings per Class A and Class B ordinary share is computed by dividing net (loss) earnings attributable to TCTM’s Class A and Class B ordinary shareholders by the weighted average number of Class A and Class B ordinary shares outstanding during the year using the two-class method. Under the two-class method, net (loss) earnings attributable to TCTM’s Class A and Class B ordinary shareholders is allocated between Class A and Class B ordinary shares and other participating securities, if any, based on participating rights in undistributed loss.

Diluted (loss) earnings per share is calculated by dividing net (loss) earnings attributable to TCTM’s Class A and Class B ordinary shareholders as adjusted for the effect of dilutive Class A and Class B ordinary share equivalents, if any, by the weighted average number of Class A and Class B ordinary and dilutive Class A and Class B ordinary share equivalents outstanding during the year. Class A and Class B ordinary share equivalents include the Class A and Class B ordinary shares issuable upon the exercise of the outstanding share options (using the treasury stock method). Potential dilutive securities are not included in the calculation of diluted (loss) earnings per Class A and Class B ordinary share if the impact is anti-dilutive. If there is a loss from continuing operations, diluted earnings per share (“EPS”) would be computed in the same manner as basic EPS is computed, even if an entity has net income after adjusting for a discontinued operation or an extraordinary item.

Segment reporting

(u)   Segment reporting

The Company uses the management approach in determining its operating segments. The management approach considers the internal reporting used by the Company’s chief operating decision maker (“CODM”). The Company’s CODM has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Company. Management has determined that the Company has two operating segments, which is the IT Professional Education segment and IT-focused Supplementary STEM Education Services segment.

As described in Note 3, on December 24, 2023, the Company entered into an equity transfer agreement to dispose of its equity interests in the professional education business. As a result of the Divestiture, the Company has realigned its corporate and management reporting structure to focus solely on its IT-focused Supplementary STEM Education Services business. Upon the completion of the Divestiture, the Company reorganized its business to become a single reportable segment: (1) IT-focused Supplementary STEM Education Services. This segment structure reflects the financial information and reports used by the Company’s management, specifically its Chief Operating Decision Maker (“CODM”), to make decisions regarding the Company’s business, including resource allocations and performance assessments. All assets and continuing operations of the Company are physically located or domiciled in the PRC. Consequently, no geographic information is presented.

Fair value measurements

(v)   Fair value measurements

The Company applies the provisions of ASC Topic 820, Fair Value Measurements and Disclosures, for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring and non-recurring basis. ASC Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. ASC Topic 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
●	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
●	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

Fair value measurements on a recurring basis

The carrying amounts of cash and cash equivalents, current time deposits, accounts receivable, loans to employees, amounts due from related parties, accounts payable, amounts due to related parties, short-term bank loans, accrued expenses and other current liabilities as of December 31, 2022 and 2023 approximate their fair value because of short maturity of these instruments.

The carrying amounts of non-current time deposits as of December 31, 2022 and 2023 approximates their fair value since the interest rates of the time deposits did not differ significantly from the market interest rates for similar types of time deposits.

Fair value measurements on a non-recurring basis

The Company measures certain financial assets, including the long-term investments at fair value on a non-recurring basis only if an impairment charge were to be recognized. The Company’s non-financial assets, such as property and equipment, intangible assets, right-of-use assets and goodwill, would be measured at fair value only if they were determined to be impaired.

Recently issued accounting standards

(w)   Recently issued accounting standards

In March 2023, the FASB issued new accounting guidance, ASU 2023-01, for leasehold improvements associated with common control leases, which is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been made available for issuance. The new guidance introduced two issues: terms and conditions to be considered with leases between related parties under common control and accounting for leasehold improvements. The goals for the new issues are to reduce the cost associated with implementing and applying Topic 842 and to promote diversity in practice by entities within the scope when applying lease accounting requirements. ASU 2023-01 is effective for the Company for annual and interim reporting periods beginning after December 15, 2023. The Company concluded that no effect of the adoption of this ASU.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows—Overall, 250-10 Accounting Changes and Error Corrections— Overall, 260-10 Earnings Per Share— Overall, 270-10 Interim Reporting— Overall, 440-10 Commitments—Overall, 470-10 Debt—Overall, 505-10 Equity—Overall, 815-10 Derivatives and Hedging—Overall, 860-30 Transfers and Servicing—Secured Borrowing and Collateral, 932-235 Extractive Activities— Oil and Gas—Notes to Financial Statements, 946-20 Financial Services— Investment Companies— Investment Company Activities, and 974-10 Real Estate— Real Estate Investment Trusts—Overall. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal. The Company is in the process of evaluating the effect of the adoption of this ASU.

In November 2023, the FASB issued ASU 2023-07, which is an update to Topic 280, Segment Reporting. The amendments in this Update improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses. The amendments in this update: (1) require that a public entity disclose, on an annual and interim basis, significant segment expenses that are regularly provided to the chief operating decision maker (CODM) and included within each reported measure of segment profit or loss (collectively referred to as the “significant expense principle”), (2) Require that a public entity disclose, on an annual and interim basis, an amount for other segment items by reportable segment and a description of its composition. The other segment items category is the difference between segment revenue less the segment expenses disclosed under the significant expense principle and each reported measure of segment profit or loss, (3) Require that a public entity provide all annual disclosures about a reportable segment’s profit or loss and assets currently required by Topic 280 in interim periods, and (4) Clarify that if the CODM uses more than one measure of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources, a public entity may report one or more of those additional measures of segment profit. However, at least one of the reported segment profit or loss measures (or the single reported measure, if only one is disclosed) should be the measure that is most consistent with the measurement principles used in measuring the corresponding amounts in the public entity’s consolidated financial statements. In other words, in addition to the measure that is most consistent with the measurement principles under generally accepted accounting principles (GAAP), a public entity is not precluded from reporting additional measures of a segment’s profit or loss that are used by the CODM in assessing segment performance and deciding how to allocate resources, (5) Require that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources, and (6) Require that a public entity that has a single reportable segment provide all the disclosures required by the amendments in this Update and all existing segment disclosures in Topic 280. The amendments in this Update also do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. A public entity should apply the amendments in this Update retrospectively to all prior periods presented in the financial statements. Upon transition, the segment expense categories and amounts disclosed in the prior periods should be based on the significant segment expense categories identified and disclosed in the period of adoption. The Company is evaluating the effect this guidance will have on the Company’s segment disclosures.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. The amendments allow investors to better assess, in their capital allocation decisions, how an entity’s worldwide operations and related tax risks and tax planning and operational opportunities affect its income tax rate and prospects for future cash flows. The other amendments in this Update improve the effectiveness and comparability of disclosures by (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. The Company is evaluating the effect this guidance will have on tax disclosures.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.